Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Consolidated revenue, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Consolidated revenues, percentage	72.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Consolidated revenues, percentage		77.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Consolidated revenues, percentage			45.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage	49.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage			71.00%